Income taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current taxes:
Current taxes	€ 3,805	€ 4,713	€ 5,631
Net deferred taxes:
Net deferred taxes	(785)	(988)	(263)
Income tax expense	€ 3,020	€ 3,725	€ 5,368
Effective tax rate	52.30%	57.40%	52.50%
Italy
Current taxes:
Current taxes	€ 6	€ (255)	€ 97
Net deferred taxes:
Net deferred taxes	(379)	(1,433)	(137)
Foreign current income tax expense	118
Exploration & Production | Foreign (outside Italy)
Current taxes:
Current taxes	3,671	4,946	5,349
Net deferred taxes:
Net deferred taxes	(279)	294	(22)
Other subsidiaries | Foreign (outside Italy)
Current taxes:
Current taxes	128	22	185
Net deferred taxes:
Net deferred taxes	€ (127)	€ 151	€ (104)